COMMON STOCK	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMON STOCK

NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In June of 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2011 to June 2011 the Company issued a total of 193,442 shares of Common Stock for proceeds of $165,000 under the Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In February, March and June 2011, the Company sold to accredited investors a total 85,847 shares of Common Stock for proceeds of $105,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Global Master SPV Ltd in satisfaction of $300,000 commitment fees due in connection with the New SEDA (see Note 6).